Schedule of Purchase Price to Assets and Liabilities (Details) - 339 Justabout Land Co LLC [Member] $ in Thousands	Feb. 15, 2024 USD ($)
Business Acquisition [Line Items]
Gross purchase price	$ 3,892
Debt of 339 to the Company	6,122
Immediate repayment of previous 339 owner of intercompany debt	(892)
Purchase consideration	$ 9,122